Share Information for the ESOP (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares at beginning of the year	171,930	148,295
Shares released for allocation during the year	23,635	23,635
Net shares acquired on reinvestment of cash or (distributed) due to retirement/diversification	3,677	(3,207)
Unearned shares	141,811	165,446
Total ESOP shares	341,053	171,930
Fair value of unearned shares at December 31	$ 1,144,000	$ 1,329,000